Financial instruments and risk management (Details 1) R$ in Millions	Dec. 31, 2024 BRL (R$)
Assets
Cash equivalents	R$ 9,015
Financial investments	1,832
Trade accounts receivable	46
Derivatives	83
Energy future agreements	89
Liabilities
Derivatives	205
Energy future agreements	108
Financing
Foreign currency - Bonds	39,082
Foreign currency - Others	4,052
Local currency	1,051
Debentures	2,660
Braskem Idesa financing
Bond	9,882
Others	1,589
Level 1 of fair value hierarchy [member]
Assets
Cash equivalents
Financial investments
Trade accounts receivable
Derivatives
Energy future agreements
Liabilities
Derivatives
Energy future agreements
Financing
Foreign currency - Bonds	39,082
Foreign currency - Others
Local currency
Debentures	2,132
Braskem Idesa financing
Bond	9,882
Others
Level 2 of fair value hierarchy [member]
Assets
Cash equivalents	9,015
Financial investments	1,832
Trade accounts receivable	46
Derivatives	83
Energy future agreements	89
Liabilities
Derivatives	205
Energy future agreements	108
Financing
Foreign currency - Bonds
Foreign currency - Others	4,052
Local currency	1,051
Debentures	528
Braskem Idesa financing
Bond
Others	R$ 1,589